STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] L 1 Convertible Note [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Sabby Note [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Public Offering [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] Sabby Note [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] Tubesolar AG [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] Crowdex Convertible Note [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] Global Ichiban Convertible Notes [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] Nanyang Convertible Notes [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] Fleur Note [Member]	Series A Preferred Stock [Member] Preferred Stock [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] Private Placement [Member]	Series One B Preferred Stock [Member] Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Series One B Preferred Stock [Member] Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] L 1 Convertible Note [Member]	Series One B Preferred Stock [Member] Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Sabby Note [Member]	Series One B Preferred Stock [Member] Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Public Offering [Member]	Series One B Preferred Stock [Member] Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Series One B Preferred Stock [Member] Preferred Stock [Member]	Series One B Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Series One B Preferred Stock [Member]	Common Stock [Member] L 1 Convertible Note [Member]	Series One A Preferred Stock [Member] Preferred Stock [Member] Sabby Note [Member]	Series One A Preferred Stock [Member] Preferred Stock [Member] Tubesolar AG [Member]	Series One A Preferred Stock [Member] Preferred Stock [Member] Crowdex Convertible Note [Member]	Series One A Preferred Stock [Member] Preferred Stock [Member] Global Ichiban Convertible Notes [Member]	Series One A Preferred Stock [Member] Preferred Stock [Member] Nanyang Convertible Notes [Member]	Series One A Preferred Stock [Member] Preferred Stock [Member] Fleur Note [Member]	Series One A Preferred Stock [Member] Preferred Stock [Member]	Series One A Preferred Stock [Member] Preferred Stock [Member] Private Placement [Member]	Series One A Preferred Stock [Member] Tubesolar AG [Member]	Series One A Preferred Stock [Member] Crowdex Convertible Note [Member]	Series One A Preferred Stock [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] L 1 Convertible Note [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Sabby Note [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Public Offering [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Common Stock [Member] Sabby Note [Member]	Common Stock [Member] Tubesolar AG [Member]	Common Stock [Member] Crowdex Convertible Note [Member]	Common Stock [Member] Global Ichiban Convertible Notes [Member]	Common Stock [Member] Nanyang Convertible Notes [Member]	Common Stock [Member] Fleur Note [Member]	Common Stock [Member] Public Offering [Member]	Common Stock [Member]	Common Stock [Member] Private Placement [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] L 1 Convertible Note [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Sabby Note [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Public Offering [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional Paid-in Capital [Member] Sabby Note [Member]	Additional Paid-in Capital [Member] Tubesolar AG [Member]	Additional Paid-in Capital [Member] Crowdex Convertible Note [Member]	Additional Paid-in Capital [Member] Global Ichiban Convertible Notes [Member]	Additional Paid-in Capital [Member] Nanyang Convertible Notes [Member]	Additional Paid-in Capital [Member] Fleur Note [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Private Placement [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] L 1 Convertible Note [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Sabby Note [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Public Offering [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Retained Earnings [Member] Sabby Note [Member]	Retained Earnings [Member] Tubesolar AG [Member]	Retained Earnings [Member] Crowdex Convertible Note [Member]	Retained Earnings [Member] Global Ichiban Convertible Notes [Member]	Retained Earnings [Member] Nanyang Convertible Notes [Member]	Retained Earnings [Member] Fleur Note [Member]	Retained Earnings [Member]	Retained Earnings [Member] Private Placement [Member]	AOCI Attributable to Parent [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	AOCI Attributable to Parent [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] L 1 Convertible Note [Member]	AOCI Attributable to Parent [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Sabby Note [Member]	AOCI Attributable to Parent [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Public Offering [Member]	AOCI Attributable to Parent [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	AOCI Attributable to Parent [Member] Sabby Note [Member]	AOCI Attributable to Parent [Member] Tubesolar AG [Member]	AOCI Attributable to Parent [Member] Crowdex Convertible Note [Member]	AOCI Attributable to Parent [Member] Global Ichiban Convertible Notes [Member]	AOCI Attributable to Parent [Member] Nanyang Convertible Notes [Member]	AOCI Attributable to Parent [Member] Fleur Note [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Private Placement [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] L 1 Convertible Note [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Sabby Note [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Public Offering [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Sabby Note [Member]	Tubesolar AG [Member]	Crowdex Convertible Note [Member]	Global Ichiban Convertible Notes [Member]	Nanyang Convertible Notes [Member]	Fleur Note [Member]	Total	Private Placement [Member]
Beginning balance, value at Dec. 31, 2021												$ 5																																		$ 12													$ 424,949,165													$ (427,782,788)																										$ (2,833,606)
Beginning balance, shares at Dec. 31, 2021												48,100																					3,700													113,256
Conversion of Sabby Note into Common Stock																																								$ 2	$ 1	$ 8	$ 2	$ 1									$ 107,101	$ (2)	$ (1)	$ 7,899,992	$ 1,499,998	$ 999,999																																		$ 107,101			$ 7,900,000	$ 1,500,000	$ 1,000,000
Conversion of shares, shares																															(2,400)	(1,300)							350	24,000	13,000	79,000	15,000	10,000
Share-based compensation																																																											5,478,734																																							5,478,734
Private placement costs																																																												$ (1,276,017)																																							$ (1,276,017)
Common stock (8/19 @ $540)																																																												2,551,405																																							2,551,405
Proceeds from issuance of Common Stock, shares																																															4,717
Warrants (8/19 @ $346)																																																											2,990,029	$ 2,448,595																																						2,990,029	$ 2,448,595
Net Loss																																																																								(19,754,705)																										(19,754,705)
Foreign Currency Translation Gain/(Loss)																																																																																					(16,024)													(16,024)
Beneficial conversion feature																																																											4,490,029																																							4,490,029
Ending balance, value at Dec. 31, 2022					$ 5							$ 5																										$ 26								$ 26						$ 448,343,153							452,139,027						$ (447,427,862)							(447,537,493)						$ (16,024)							(16,024)						$ 899,298							4,585,541
Beginning balance, shares at Dec. 31, 2022					48,100							48,100																										259,323								259,323
Impact of adopting ASU 2020-06																																																$ (3,795,874)													$ 109,631																										$ (3,686,243)
Conversion of Sabby Note into Common Stock																																			$ 33	$ 13													$ 806,769	$ 2,275,585																																						$ 806,802	$ 2,275,598									6,990,269
Conversion of shares, shares																						328,502																	137,072
Share-based compensation																																																				2,243,445																																							2,243,445
Common stock issued for services																																																				92,750																																							92,750
Common stock issued for services, shares																																														1,425
Proceeds from issuance of Series 1B Preferred Stock																																																				900,000																																							900,000
Proceeds from issuance of Series 1B Preferred Stock, shares																					900
Private placement costs																																																			$ (1,068,796)	(20,000)																																						$ (1,068,796)	(20,000)
Down round deemed dividend																																																				17,980,678													(17,980,678)																																	$ 17,980,678
Common stock (8/19 @ $540)																																					39														616,475																																							616,514
Proceeds from issuance of Common Stock, shares																																													389,024
Prefunded warrants (10/2 @ $1.58)																																																			5,044,977																																							5,044,977
Warrants (8/19 @ $346)																																																			$ 4,627,737																																							$ 4,627,737
Repayment of Series 1B Preferred Stock																																																				(900,000)																																							(900,000)
Repayment of Series 1B Preferred Stock, shares																					(900)
Conversion of prefunded warrants																																						247														(247)
Conversion of prefunded warrants, shares																																													2,468,500																																																					2,468,500
Net Loss																																																																	(17,069,896)																										(17,069,896)							$ (17,069,896)
Foreign Currency Translation Gain/(Loss)																																																																														$ 24,960													$ 24,960
Ending balance, value at Dec. 31, 2023												$ 5																																		$ 358													$ 480,942,526													$ (482,478,436)													$ 8,936													$ (1,526,611)
Beginning balance, shares at Dec. 31, 2023												48,100																																		3,583,846